Long-Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Total		₨ 2,054,436.4		₨ 1,554,333.4	$ 24,996.2
Perpetual debt—(1)
Debt Instrument [Line Items]
Total		125,575.1
Subordinated debt | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Total		248,983.8		89,759.4	3,029.4
Subordinated debt | Perpetual debt—(1)
Debt Instrument [Line Items]
Total		₨ 43,850.5		₨ 93,848.2	$ 533.5
Subordinated debt | Perpetual debt—(2)
Debt Instrument [Line Items]
Maturity /Call dates		2027		2027
Stated interest rates		3.70%		3.70%	3.70%
Total		₨ 81,724.6		₨ 75,216.3	$ 994.3
Subordinated debt | Minimum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2024		2023
Stated interest rates		7.35%		7.35%	7.35%
Subordinated debt | Minimum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2024		2023
Stated interest rates		7.55%		7.55%	7.55%
Subordinated debt | Maximum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2033		2031
Stated interest rates		10.20%		10.20%	10.20%
Subordinated debt | Maximum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2030		2030
Stated interest rates		9.40%		9.70%	9.40%
Others | Variable rate—(1)
Debt Instrument [Line Items]
Total	[1]	₨ 76,405.9		₨ 40,045.9	$ 929.6
Others | Variable rate—(2)
Debt Instrument [Line Items]
Total	[1]	148,813.9		82,243.1	1,810.6
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Total	[1]	₨ 1,374,137.4		₨ 1,173,220.5	$ 16,719.0
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates		2024	[1]	0
Stated interest rates		2.58%	[1]	0.00%	2.58%	[1]
Total		₨ 80,520.3	[1]	₨ 0.0	$ 979.8	[1]
Others | Minimum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2024		2023
Stated interest rates	[1]	1.40%		1.40%	1.40%
Others | Minimum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2024		2023
Stated interest rates	[1]	4.50%		4.40%	4.50%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2024		2023
Stated interest rates	[1]	2.80%		2.80%	2.80%
Others | Maximum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2026		2024
Stated interest rates	[1]	4.80%		1.80%	4.80%
Others | Maximum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2029		2027
Stated interest rates	[1]	9.44%		6.90%	9.44%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2030		2030
Stated interest rates	[1]	9.81%		9.21%	9.81%

[1]	Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, SOFR, T-bill rates, Marginal cost of funds based lending rates (“MCLR”), among others.